Fair Value Measurements, Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Nov. 30, 2018
Fair Value Disclosures [Abstract]
Financial Instruments that are not Measured at Fair Value on a Recurring Basis
Financial Instruments that are not Measured at Fair Value on a Recurring Basis

	November 30, 2018				November 30, 2017
	Carrying Value	Fair Value			Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Long-term other assets (a)	$127	$—	$30	$95	$126	$—	$49	$75
Total	$127	$—	$30	$95	$126	$—	$49	$75
Liabilities
Fixed rate debt (b)	$5,699	$—	$5,799	$—	$5,588	$—	$5,892	$—
Floating rate debt (b)	4,695	—	4,727	—	3,658	—	3,697	—
Total	$10,394	$—	$10,526	$—	$9,246	$—	$9,589	$—

(a)
Long-term other assets are comprised of notes receivable. The fair values of our Level 2 notes receivables were based on estimated future cash flows discounted at appropriate market interest rates. The fair values of our Level 3 notes receivable were estimated using risk-adjusted discount rates.

(b)
The debt amounts above do not include the impact of interest rate swaps or debt issuance costs. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on current market interest rates being applied to this debt.

Financial Instruments that are Measured at Fair Value on a Recurring Basis
Financial Instruments that are Measured at Fair Value on a Recurring Basis

	November 30, 2018			November 30, 2017
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$982	$—	$—	$395	$—	$—
Restricted cash	14	—	—	26	—	—
Marketable securities held in rabbi trusts (a)	9	—	—	97	—	—
Derivative financial instruments	—	—	—	—	15	—
Total	$1,005	$—	$—	$518	$15	$—
Liabilities
Derivative financial instruments	$—	$29	$—	$—	$161	$—
Total	$—	$29	$—	$—	$161	$—

(a)	The use of marketable securities held in rabbi trusts is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.

Reconciliation of Changes in Carrying Amounts of Goodwill

	Goodwill
(in millions)	NAA Segment	EA Segment	Total
At November 30, 2016	$1,934	$976	$2,910
Impairment charge	(38)	—	(38)
Foreign currency translation adjustment	2	93	95
At November 30, 2017	1,898	1,069	2,967
Foreign currency translation adjustment	—	(42)	(42)
At November 30, 2018	$1,898	$1,027	$2,925

Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, which Represents Trademarks

	Trademarks
(in millions)	NAA Segment	EA Segment	Total
At November 30, 2016	$975	$231	$1,206
Impairment charge	(50)	—	(50)
Foreign currency translation adjustment	3	20	23
At November 30, 2017	928	251	1,179
Foreign currency translation adjustment	—	(10)	(10)
At November 30, 2018	$927	$242	$1,169

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets

		November 30,
(in millions)	Balance Sheet Location	2018	2017
Derivative assets
Derivatives designated as hedging instruments
Cross currency swaps (a)	Prepaid expenses and other	$—	$3
Foreign currency zero cost collars (b)	Prepaid expenses and other	—	12
Total derivative assets		$—	$15
Derivative liabilities
Derivatives designated as hedging instruments
Cross currency swaps (a)	Accrued liabilities and other	$5	$13
	Other long-term liabilities	—	17
Interest rate swaps (c)	Accrued liabilities and other	8	10
	Other long-term liabilities	11	17
		23	57
Derivatives not designated as hedging instruments
Fuel (d)	Accrued liabilities and other	6	95
	Other long-term liabilities	—	9
		6	104
Total derivative liabilities		$29	$161

(a)
At November 30, 2018 and 2017, we had cross currency swaps totaling $156 million and $324 million, respectively, that are designated as hedges of our net investments in foreign operations with a euro-denominated functional currency. At November 30, 2018, this cross currency swap settles through September 2019.

(b)
At November 30, 2017, we had foreign currency derivatives consisting of foreign currency zero cost collars that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments.

(c)
We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. These interest rate swap agreements effectively changed $385 million at November 30, 2018 and $479 million at November 30, 2017 of EURIBOR-based floating rate euro debt to fixed rate euro debt. At November 30, 2018, these interest rate swaps settle through March 2025.

(d)	At November 30, 2017, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2018.

Offsetting Derivative Instruments
Our derivative contracts include rights of offset with our counterparties. We have elected to net certain of our derivative assets and liabilities within counterparties.

	November 30, 2018
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$—	$—	$—	$—	$—
Liabilities	$29	$—	$29	$—	$29

	November 30, 2017
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$15	$—	$15	$(8)	$7
Liabilities	$161	$—	$161	$(8)	$153

Schedule of Derivative Instruments Effect on Other Comprehensive Income (Loss)
The effective gain (loss) portions of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive (loss) income were as follows:

	November 30,
(in millions)	2018	2017	2016
Cross currency swaps - net investment hedges	$18	$(31)	$(33)
Foreign currency zero cost collars – cash flow hedges	$(12)	$45	$(8)
Interest rate swaps – cash flow hedges	$6	$8	$8

(Losses) Gains on Fuel Derivatives, Net

	November 30,
(in millions)	2018	2017	2016
Unrealized gains on fuel derivatives, net	$94	$227	$236
Realized losses on fuel derivatives, net	(35)	(192)	(283)
Gains (losses) on fuel derivatives, net	$59	$35	$(47)